Financial instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Current trade receivables	$ 22,144
Loss allowance for trade receivables	58
Cash	$ 83,790	$ 79,145	$ 127,499
Percentage of outstanding debt	100.00%	100.00%
BRAZIL
Disclosure of risk management strategy related to hedge accounting [line items]
Current advances to suppliers	$ 10,158
Liquidity risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	83,790	$ 79,145
Foreign currency risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of 5% change in value of Canadian dollar and Euro to U.S. dollar, change in cash	700
Impact of 5% change in value of Brazilian real to U.S. dollar, change in cash	$ 197